Property, plant and equipment - Disclosure of reconciliation of property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	€ 878	[1]	€ 1,592	[1]	€ 305
Property, plant and equipment including right-of-use assets at end of period	2,666		878	[1]	1,592	[1]
ROU
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	501		1,270		212
Property, plant and equipment including right-of-use assets at end of period	1,929		501		1,270
BUILDINGS
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	501		1,359		148
Property, plant and equipment including right-of-use assets at end of period	2,205		501		1,359
EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	126		59		56
Property, plant and equipment including right-of-use assets at end of period	94		126		59
FURNITURE AND COMPUTER EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	250		175		101
Property, plant and equipment including right-of-use assets at end of period	366		250		175
GROSS VALUES
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,366		2,400		1,230
Acquisition	2,870		614		1,768
Disposal	(1,229)		(649)		(597)
Effect of the change in foreign currency exchange rates	22
Property, plant and equipment including right-of-use assets at end of period	4,029		2,366		2,400
GROSS VALUES | ROU
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,262		1,561		682
Acquisition	2,217		350		1,472
Disposal	(975)		(649)		(593)
Effect of the change in foreign currency exchange rates	22
Property, plant and equipment including right-of-use assets at end of period	2,504		1,262		1,561
GROSS VALUES | BUILDINGS
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,346		1,618		593
Acquisition	2,578		350		1,618
Disposal	(1,110)		(622)		(593)
Effect of the change in foreign currency exchange rates	4
Property, plant and equipment including right-of-use assets at end of period	2,818		1,346		1,618
GROSS VALUES | EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	513		436		402
Acquisition	0		103		39
Disposal	0		(27)		(3)
Effect of the change in foreign currency exchange rates	0
Property, plant and equipment including right-of-use assets at end of period	513		513		436
GROSS VALUES | FURNITURE AND COMPUTER EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	507		346		235
Acquisition	292		161		111
Disposal	(119)		0		(1)
Effect of the change in foreign currency exchange rates	17
Property, plant and equipment including right-of-use assets at end of period	698		507		346
DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(1,488)		(808)		(925)
Increase	(1,089)		(707)		(481)
Disposal	1,215		27		597
Effect of the change in foreign currency exchange rates	(1)
Property, plant and equipment including right-of-use assets at end of period	(1,363)		(1,488)		(808)
DEPRECIATION | ROU
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(761)		(290)		(470)
Increase	(788)		(498)		(414)
Disposal	975		27		593
Effect of the change in foreign currency exchange rates	(1)
Property, plant and equipment including right-of-use assets at end of period	(575)		(761)		(290)
DEPRECIATION | BUILDINGS
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(837)		(259)		(445)
Increase	(886)		(578)		(407)
Disposal	1,111		0		593
Effect of the change in foreign currency exchange rates	(1)
Property, plant and equipment including right-of-use assets at end of period	(613)		(837)		(259)
DEPRECIATION | EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(387)		(378)		(346)
Increase	(32)		(36)		(35)
Disposal	0		27		3
Effect of the change in foreign currency exchange rates	0
Property, plant and equipment including right-of-use assets at end of period	(419)		(387)		(378)
DEPRECIATION | FURNITURE AND COMPUTER EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(265)		(171)		(134)
Increase	(171)		(94)		(38)
Disposal	104		0		1
Effect of the change in foreign currency exchange rates	0
Property, plant and equipment including right-of-use assets at end of period	€ (332)		€ (265)		€ (171)

[1]	1In application of the Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current, and
Non-current Liabilities with Covenants, the non-current portion of the OCEANE bonds as of December 31, 2022, amounting to €19,332 thousand, and the non-current portion of the Heights convertible notes as of December 31, 2023, amounting to €20,652 thousand, were reclassified within the current liabilities (Convertible loan notes) as of December 31, 2022 and 2023 respectively (see Note 2).